Other Provisions - Summary of Other Provisions (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions	S/ 328,435	S/ 109,608
Provisions, current	113,483	6,197
Provisions, not current	214,952	103,411
Legal contingencies [member]
Disclosure of other provisions [line items]
Provisions	278,319	84,728
Provisions, current	103,635	6,049
Provisions, not current	174,684	78,679
Contingent liabilities [member] | Acquisition of subsidiaries [member]
Disclosure of other provisions [line items]
Provisions		4,498
Provisions, not current		4,498
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Provisions	50,116	20,382
Provisions, current	9,848	148
Provisions, not current	S/ 40,268	S/ 20,234